Additional paid-in capital	12 Months Ended
Dec. 31, 2022
Additional Paid-in Capital
Additional paid-in capital

7. Additional paid-in capital

Stock options

A summary of stock option activity is as follows:

	Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	5,497,001,500	0.006	5,362,701,500	0.004	5,236,401,500	$0.003
Granted	115,500,000	0.050	165,000,000	0.050	139,800,000	$0.047
Options exchanged for warrants upon Redomicile Merger (note 1)	(5,200,501,500)	(0.004)	—	—	—	$—
Exercised	—	—	(800,000)	(0.015)	—	$—
Cancelled	(90,300,000)	(0.040)	(29,900,000)	(0.034)	(13,500,000)	$(0.034)
Outstanding, end of year	321,700,000	0.043	5,497,001,500	0.006	5,362,701,500	$0.004

Exercisable, end of year	160,800,000	0.037	5,221,701,500	0.004	5,202,701,500	$0.003

On November 7, 2022, 5,200,501,500 stock options were exchanged for warrants of the Company upon close of the Redomicile Merger (note 1).

During the year ended December 31, 2022:

On March 18, 2022, the Company modified 70,000,000 options previously granted to a number of advisors and independent contractors by extending the vesting period under vesting terms, which have not been met, from September 30, 2021 and December 31, 2021 to December 31, 2022, and from June 30, 2022 to June 30, 2023.

On March 18, 2022, the Company amended 2,500,000 options previously granted to an individual on October 4, 2021 by vesting 1,000,000 options with performance conditions and cancelling the remaining 1,500,000 options. During the year ended December 31, 2022, $59,639 related to the 1,000,000 options that vested immediately was recorded.

Effective March 18, 2022, the Company cancelled 20,000,000 stock options exercisable at $0.015, 10,000,000 stock options exercisable at $0.035 and 28,500,000 exercisable at $0.05 related to the termination of certain contractors.

On April 27, 2022, the Company provided termination notice to a contractor. As a result, the contractor’s 30,000,000 stock options exercisable at $0.05 were cancelled, unvested, effective June 30, 2022.

On July 7, 2022, the Company granted the CEO the option to acquire 115,500,000 ordinary shares of the Company at a price of $0.05 per share until December 31, 2026. The Company cancelled the subscription rights to distribute 101,025,092 ordinary shares at a price of $0.05 pursuant to the prospectus (note 6(b)(i)). The fair value of the options granted totaling $4,004,906 was fully recorded at grant.

Stock options (continued)

During the year ended December 31, 2022: (continued)

On November 25, 2022, the Company modified 5,300,000 options previously granted to a number of advisors and independent contractors by extending the expiry date from November 25, 2022 to December 31, 2025 resulting in the Company recognizing an additional $58,967.

During the year ended December 31, 2022, the Company recorded a total of $5,770,180 in compensation expense, $4,004,906 related to the vesting of stock options granted in 2022 and $1,765,274 related to the vesting of stock options granted in 2021, including the $58,967 from the modification of vesting terms of 5,300,000 options.

During the year ended December 31, 2021:

On January 28, 2021, the Company granted the option to acquire an aggregate 32,000,000 ordinary shares at a price of $0.05 per share to six individuals. All of the options will vest according to performance or time-based conditions. Options to acquire 22,000,000 ordinary shares will expire December 31, 2025, and options to acquire 10,000,000 ordinary shares will expire May 17, 2024. As at December 31, 2022, 6,000,000 (2021 - 1,000,000) options have vested to date. The fair value of the options granted totals $1,706,244, of which $573,292 relates to stock options that have time-based vesting conditions and $1,132,952 relates to stock options that have performance vesting conditions. During the year ended December 31, 2022, $168,701 (2021 - $248,189) related to stock options with time-based vesting conditions and $113,295 (2021 - $Nil) related to stock options with performance-based vesting conditions was recognized. The remaining fair value of $1,176,060 has not been recorded.

On February 22, 2021, the Company granted the option to acquire an aggregate 5,000,000 ordinary shares at a price of $0.05 per share. These options were granted to three individuals and have an expiry date of May 17, 2024. None of these options have vested to date. The fair value of the options granted totaled $225,141. During the year ended December 31, 2022, $69,276 (2021 - $57,730) related to stock options with time-based vesting conditions was recognized. The remaining fair value of $98,135 has not been recorded.

On April 14, 2021, the Company’s Board of Directors approved the grant of the option to acquire an aggregate 28,500,000 ordinary shares at a price of $0.05 per share until December 31, 2025 to five individuals. All of the options will vest according to performance or time-based conditions; 4,400,000 options have vested to date. The fair value of the options granted totaled $1,565,812, of which $351,621 related to stock options that have time-based vesting conditions and $1,214,191 related to stock options that have performance vesting conditions. During the year ended December 31, 2022, $328,885 (2021 - $88,540) related to the stock options with time-based vesting conditions was recognized. The remaining fair value of $1,148,387 has not been recorded.

Stock options (continued)

During the year ended December 31, 2021: (continued)

On May 12, 2021, the Company’s Board of Directors amended the option to acquire 2,000,000 shares, previously granted on January 28, 2021 to a consultant, to increase the option by 1,000,000 to provide the optionee the option to acquire an aggregate 3,000,000 ordinary shares at a price of $0.05 per share until December 31, 2025. All other terms of the January 28, 2021 grant remain the same and the options are subject to performance vesting conditions. The fair value of the additional 1,000,000 amended options granted totaled $54,940. During the year ended December 31, 2022, $54,940 (2021 - $Nil) related to stock options with performance-based vesting conditions was recognized.

On May 31, 2021, the Company granted one consultant the option to acquire 5,000,000 ordinary shares of the Company at a price of $0.05 per share until December 31, 2025 subject to performance vesting conditions. The fair value of the options granted totaling $254,708 was not recorded, as it cannot be determined that it is more likely than not that the performance conditions will be met.

On June 27, 2021, the Company cancelled 7,400,000 stock options with an average exercise price of $0.033.

On June 27, 2021, the Company’s Board of Directors approved the grant of the option to acquire an aggregate 21,000,000 ordinary shares at a price of $0.05 per share until June 30, 2026 to four individuals. All of the options will vest according to performance or time-based conditions; 200,000 options have vested to date. The fair value of the options granted totaled $1,374,208, of which $26,175 related to stock options with time-based vesting conditions and $1,348,033 related to stock options with performance vesting conditions. During the year ended December 31, 2022, $13,082 (2021 - $9,816) relating to the stock options with time-based vesting conditions was recognized. The remaining fair value of $1,351,310 has not been recorded.

On June 30, 2021, the Company amended the option to acquire 4,365,001,300 ordinary shares granted on July 1, 2016 by extending the expiry date from July 1, 2021 to April 12, 2024. The options were granted in connection with lines of credit provided by the CEO and the VP, which are currently outstanding (note 5). All of the options had vested in previous years. The fair value of the amendments totaled $1,287,834 and was recorded during the year ended December 31, 2021 in interest expense.

Effective July 22, 2021, the Company cancelled 22,500,000 stock options exercisable at $0.035 related to the termination of certain contractors and advisors.

On August 27, 2021, the Company granted a member of the Board of Directors the option to acquire 5,000,000 ordinary shares at a price of $0.05 per share until June 30, 2026. The fair value of the options granted totaling $304,692 was fully recorded at grant.

Stock options (continued)

During the year ended December 31, 2021: (continued)

On October 4, 2021, the Company granted two individuals the option to acquire an aggregate 17,500,000 ordinary shares at an exercise price of $0.05 per share until September 30, 2026; 15,000,000 of the options will vest according to time-based conditions and 2,500,000 will vest according to performance conditions. On March 18, 2022, the Company cancelled 1,500,000 options and vested 1,000,000 options with performance vesting conditions. As at December 31, 2022, 4,000,000 (2021 - Nil) options have vested to date. The fair value of the options granted totaled $1,043,690, of which $894,592 related to stock options with time-based vesting conditions and $149,098 related to stock options with performance vesting conditions. During the year ended December 31, 2022, $364,169 (2021 - $101,758) related to stock options with time-based vesting conditions was recognized. The remaining fair value of $518,124 has not been recorded.

On December 10, 2021, the Company granted one creditor the option to acquire 40,000,000 ordinary shares of the Company at a price of $0.05 per share until December 31, 2026 in connection with receiving line of credit financing (note 5). The fair value of the options granted totaled $2,137,286 and was fully recorded upon the Company entering into the financing agreement with the creditor.

On December 10, 2021, the Company granted one consultant the option to acquire 10,000,000 ordinary shares of the Company at a price of $0.05 per share until December 31, 2026 subject to performance vesting conditions. The fair value of the options granted totaled $534,321, all of which related to stock options with performance vesting conditions. During the year ended December 31, 2022, $534,321 (2021 - $Nil) related to stock options with performance-based vesting conditions was recognized.

During the year ended December 31, 2021, the Company recorded a further $167,373 in compensation expense related to the vesting of stock options granted in previous years.

During the year ended December 31, 2020:

On April 1, 2020, the Company granted one consultant the option to acquire 10,000,000 shares of common stock at a price of $0.035 per share for a term of five years. The fair value of the options granted totaling $391,843 was fully recorded at grant.

On May 12, 2020, the Company amended the option to acquire 40,000,000 shares of common stock granted on June 12, 2019 to extend the period of vesting from May 31, 2020 to December 31, 2020. None of these options have vested to date.

On May 18, 2020, the Company granted one consultant the option to acquire 500,000 shares of common stock of the Company at a price of $0.035 per share until May 17, 2024. The fair value of the options granted totaling $18,725 was fully recorded at grant.

On June 1, 2020, the Company granted one consultant the option to acquire 10,000,000 shares of common stock of the Company at a price of $0.035 per share until May 31, 2025 subject to performance vesting conditions. The fair value of the options granted totaling $621,853 was not recorded, as it cannot be determined that it is more likely than not that the performance condition will be met.

Stock options (continued)

During the year ended December 31, 2020: (continued)

On June 5, 2020, the Company granted one sales agent the option to acquire 10,000,000 shares of common stock of the Company at a price of $0.035 per share until May 31, 2025 subject to the agent enrolling 20,000 patients into the ALRT Diabetes Solution by May 31, 2021. The fair value of the options granted totaling $494,868 was not recorded, as it cannot be determined that it is more likely than not that the performance condition will be met.

On September 1, 2020, the Company granted 13 individuals the option to acquire an aggregate 74,500,000 options at an exercise price of $0.05 per share; 22,000,000 stock options, which vested at the time of grant, will expire on May 17, 2024 and 52,500,000 stock options, which vest upon achievement of performance conditions, will expire on May 31, 2025. None of the stock options with performance vesting conditions have vested. The fair value of the options granted totals $3,854,619, of which $1,137,397 related to the stock options that have vested was recorded and $2,717,222 related to the options that have not vested was not recorded.

On October 12, 2020, the Company granted eight individuals the option to acquire an aggregate 34,800,000 options at an exercise price of $0.05 per share until May 31, 2025; 18,300,000 vested at the time of grant and 16,500,000 of the stock options granted will vest upon achievement of performance conditions. None of the stock options with performance vesting conditions had vested as at December 31, 2020 and 1,000,000 vested during the year ended December 31, 2021. The fair value of the options granted totaled $2,434,053, of which $1,279,973 related to the stock options that have vested was recorded and $1,154,080 related to the options that have not vested was not recorded.

During the year ended December 31, 2020, the Company recorded a further $79 in compensation expense relating to the vesting of stock options granted in previous years.

Stock options (continued)

Outstanding

The options outstanding at December 31, 2022, 2021 and 2020 were as follows:

	December 31, 2022			December 31, 2021			December 31, 2020
Expiry Date	Options	Exercise Price	Intrinsic Value	Options	Exercise Price	Intrinsic Value	Options	Exercise Price	Intrinsic Value
July 1, 2021	—	$—	—	—	$—	—	4,365,001,300	$0.002	$0.069
November 27, 2022	—	$—	—	5,600,000	$0.015	0.045	6,950,000	$0.015	$0.056
January 31, 2023 (note 14)	20,500,000	$0.015	0.050	40,500,000	$0.015	0.045	40,500,000	$0.015	$0.056
June 13, 2023	5,000,000	$0.015	0.050	5,000,000	$0.015	0.045	5,000,000	$0.015	$0.056
October 1, 2023	—	$—	—	—	$—	—	300,000	$0.050	$0.021
February 3, 2024	—	$—	—	—	$—	—	10,000,000	$0.035	$0.036
March 14, 2024	6,650,000	$0.035	0.030	6,650,000	$0.035	0.025	9,150,000	$0.035	$0.036
April 12, 2024	—	$—	—	4,925,001,500	$0.002	0.058	560,000,200	$0.002	$0.069
April 12, 2024	3,350,000	$0.015	0.050	3,350,000	$0.015	0.045	3,900,000	$0.015	$0.056
April 12, 2024	200,000	$0.030	0.035	200,000	$0.030	0.030	200,000	$0.030	$0.041
May 6, 2024	13,000,000	$0.035	0.030	13,000,000	$0.035	0.025	13,000,000	$0.035	$0.036
May 17, 2024	57,000,000	$0.050	0.015	77,000,000	$0.050	0.010	62,000,000	$0.050	$0.021
May 17, 2024	19,400,000	$0.035	0.030	19,400,000	$0.035	0.025	25,400,000	$0.035	$0.036
June 17, 2024	—	$—	—	5,000,000	$0.050	0.010	5,000,000	$0.050	$0.021
June 17, 2024	—	$—	—	—	$—	—	5,000,000	$0.035	$0.036
August 16, 2024	—	$—	—	2,500,000	$0.050	0.010	2,500,000	$0.050	$0.021
September 6, 2024	—	$—	—	1,000,000	$0.050	0.010	1,000,000	$0.050	$0.021
September 17, 2024	—	$—	—	—	$—	—	5,000,000	$0.035	$0.036
October 3, 2024	3,500,000	$0.035	0.030	3,500,000	$0.035	0.025	3,500,000	$0.035	$0.036
October 24, 2024	2,000,000	$0.035	0.030	2,000,000	$0.035	0.025	2,000,000	$0.035	$0.036
December 11, 2024	—	$—	—	120,000,000	$0.015	0.045	120,000,000	$0.015	$0.056
April 1, 2025	10,000,000	$0.035	0.030	10,000,000	$0.035	0.025	10,000,000	$0.035	$0.036
May 31, 2025	10,000,000	$0.035	0.030	20,000,000	$0.035	0.025	20,000,000	$0.035	$0.036
May 31, 2025	57,300,000	$0.050	0.015	87,300,000	$0.050	0.010	87,300,000	$0.050	$0.021
December 31, 2025	5,300,000	$0.015	0.050	—	$—	—	—	$—	$—
December 31, 2025	56,500,000	$0.050	0.015	56,500,000	$0.050	0.010	—	$—	$—
June 30, 2026	26,000,000	$0.050	0.015	26,000,000	$0.050	0.010	—	$—	$—
September 30, 2026	16,000,000	$0.050	0.015	17,500,000	$0.050	0.010	—	$—	$—
December 31, 2026	10,000,000	$0.050	0.015	50,000,000	$0.050	0.010	—	$—	$—
Total	321,700,000	$0.043	0.022	5,497,001,500	$0.006	0.054	5,362,701,500	$0.004	$0.066

Weighted Average Remaining Contractual Life		2.21			2.37			1.05

Stock options (continued)

The fair value of the stock options granted and vested was allocated as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Interest expense	$4,004,906	$3,425,120	$—
Product development expense	227,338	222,178	1,156,195
Professional expense	38,614	169,382	741,564
Selling, general and administration expenses	1,499,322	586,538	930,258
	$5,770,180	$4,403,218	$2,828,017

The Company uses the fair value method for determining share-based compensation for all options granted during the fiscal periods. The fair value was determined using the Black-Scholes Option Pricing Model based on the following weighted average assumptions:

	December 31, 2022	December 31, 2021	December 31, 2020
Risk-free interest rate	3.05%	0.87%	0.20%
Expected life (years)	4.5	4.8	4.6
Expected dividends	0%	0%	0%
Expected volatility	123%	278%	312%
Forfeiture rate	0%	0%	0%

The weighted average fair value for the options granted during the year ended December 31, 2022 was $0.03 (2021 - $0.06; 2020 - $0.06).

Warrants

A summary of warrant activity is as follows:

	Year Ended December 31, 2022		Years Ended December 31, 2021 and 2020
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	-	-	-	$-
Options exchanged for warrants (note 1)	5,200,501,500	0.004	—	$—
Outstanding, end of year	5,200,501,500	0.004	—	$—

Exercisable, end of year	5,200,501,500	0.004	—	$—

Warrants (continued)

During the year ended December 31, 2022:

On November 7, 2022, 5,200,501,500 stock options were exchanged for warrants of the Company upon close of the Redomicile Merger (note 1). There was no impact on the carrying value of the instruments as a result of the Redomicile Merger.

During the year ended December 31, 2021:

There were no warrant activities during the years ended December 31, 2021 and 2020.

Outstanding

The warrants outstanding at December 31, 2022, 2021 and 2020 were as follows:

	December 31, 2022			December 31, 2021 and 2020
Expiry Date	Warrants	Exercise Price	Intrinsic Value	Warrants	Exercise Price	Intrinsic Value
April 12, 2024	4,925,001,500	$0.002	0.063	—	$—	$—
December 11, 2024	120,000,000	$0.015	0.050	—	$—	$—
December 31, 2026	155,500,000	$0.050	0.015	—	$—	$—
Total	5,200,501,500	$0.004	0.061	—	$—	$—

Weighted Average Remaining Contractual Life		1.38			—